Provision for Pension Plan - Underfunded Status (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total unfunded status	R$ 632,420	R$ 560,046
Reclassification to liabilities subject to compromise	(560,046)	(560,046)
Defined benefit plans	72,374
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	629,120	500,816
BrTPREV Plans | Financing Obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		55,954
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	R$ 3,300	R$ 3,276